NATIONWIDE VARIABLE INSURANCE TRUST

Amundi NVIT Multi Sector Bond Fund (formerly,	NVIT Jacobs Levy Large Cap Growth Fund
NVIT Multi Sector Bond Fund)	(formerly, NVIT Multi-Manager Large Cap Growth
BlackRock NVIT Equity Dividend Fund	Fund)
DoubleLine NVIT Total Return Tactical Fund	NVIT Mellon Dynamic U.S. Equity Income Fund
Federated NVIT High Income Bond Fund	(formerly, American Century NVIT Multi Cap Value
Neuberger Berman NVIT Multi Cap Opportunities	Fund)
Fund	NVIT Mid Cap Index Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager International Value Fund
NVIT AllianzGI International Growth Fund	NVIT Multi-Manager Large Cap Value Fund
(formerly, NVIT Multi-Manager International	NVIT Multi-Manager Mid Cap Value Fund
Growth Fund)	NVIT Multi-Manager Small Cap Growth Fund
NVIT Bond Index Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Core Plus Bond Fund	NVIT Nationwide Fund
NVIT Dynamic U.S. Growth Fund (formerly, NVIT	NVIT Real Estate Fund
Large Cap Growth Fund)	NVIT S&P 500 Index Fund
NVIT Emerging Markets Fund	NVIT Short Term Bond Fund
NVIT Government Bond Fund	NVIT Small Cap Index Fund
NVIT Government Money Market Fund	NVIT Wells Fargo Discovery Fund (formerly, NVIT
NVIT International Equity Fund	Multi-Manager Mid Cap Growth Fund)
NVIT International Index Fund	Templeton NVIT International Value Fund

Supplement dated April 3, 2020
to the Statement of Additional Information (“SAI”) dated April 30, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective immediately, the following information is added on page 33 of the SAI under the “Additional Information on Portfolio Instruments, Strategies and Investment Policies” section:

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments.  Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.  These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives.  Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE